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                   MERRILL LYNCH BALANCED FUND FOR INVESTMENT
                              AND RETIREMENT, INC.
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011


                                                           January 30, 1996
VIA ELECTRONIC FILING
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

             Re:  Merrill Lynch Balanced Fund for
                  Investment and Retirement, Inc.
                  Post-Effective Amendment No. 15 to the
                  Registration Statement on form N-1A
                  (Securities Act File No. 2-91329
                  Investment Company Act File No. 811-4035)
                  -----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act") Merrill Lynch Balanced Fund for Investment and Retirement, Inc. (the "Fund") hereby certifies that:

1. The form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

2. The text of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 26, 1996.

                                       Very truly yours,


                                     MERRILL LYNCH BALANCED FUND
                                     FOR INVESTMENT AND RETIREMENT, INC.


                                     By: /s/ Jerry Weiss
                                         --------------------------------------
                                             Jerry Weiss, Secretary